SUBSEQUENT EVENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)	Oct. 16, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock , par value		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse share split	1-for-35
Debt instrument face amount	$ 0.35
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding	255,646
Subsequent Event [Member] | Merger Agreement [Member] | Former Notable Shareholders [Member]
Subsequent Event [Line Items]
Ownership percentage	75.20%
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock , par value	$ 0.001
Shares issued	0.0629
Convertible notes payable	$ 10,300,000
Reverse stock splits, shares	8,936,448
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member] | VBL Shareholders [Member]
Subsequent Event [Line Items]
Reverse stock splits, shares	2,218,299
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member] | Notable Shareholders [Member]
Subsequent Event [Line Items]
Reverse stock splits, shares	6,718,149